Risk Management - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 112,593	¥ 85,071
Debt securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	13,307	11,215
Transfers from Level 2 to Level 1	9,716	16,119
Equity securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	0	3,491
Transfers from Level 2 to Level 1	¥ 853	0
Claim ratios [member] | Short-term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if claim ratios are 100 basis points higher or lower than the current assumption
Claim ratios [member] | Short-term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 670	551
Claim ratios [member] | Short-term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 670	551
Lapse rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if lapse rates were to increase or decrease from the current best estimate by 10%
Lapse rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 1,336	1,672
Lapse rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 1,253	¥ 1,535
Credit risk [member]
Disclosure of risk management [line items]
Percentage of corporate bonds held by the group	99.80%	99.90%
Percentage of subordinate bonds held by the group	100.00%	99.90%
Percentage of deposits on bank	99.70%	99.90%
Mortality and morbidity rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 28,045	¥ 23,322
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 29,286	24,177
Discount rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if the discount rates were 50 basis points higher or lower than the current best estimate
Discount rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 96,131	83,634
Discount rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 108,946	95,212
Interest rate risk [member]
Disclosure of risk management [line items]
Borrowings, interest rate description	if market interest rates were 50 basis points higher or lower with all other variables held constant
Interest rate risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 528	145
Pre-tax available-for-sale reserve in equity	9,854	13,749
Interest rate risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	528	145
Pre-tax available-for-sale reserve in equity	¥ 9,854	10,045
Equity price risk [member]
Disclosure of risk management [line items]
Description of equity securities prices	if the prices of all the Group’s equity securities had increased or decreased by 10% with all other variables held constant
Equity price risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 5,641	5,073
Pre-tax available-for-sale reserve in equity	38,559	24,898
Equity price risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	5,641	5,073
Pre-tax available-for-sale reserve in equity	¥ 38,559	34,474
Currency risk [member]
Disclosure of risk management [line items]
Description of functional currency	if RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant
Actual exchange gains (losses)	¥ 67	194
Currency risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	1,013	353
Pre-tax available-for-sale reserve in equity	10,423	4,909
Currency risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	1,013	353
Pre-tax available-for-sale reserve in equity	10,423	4,909
Liquidity risk [member]
Disclosure of risk management [line items]
Policyholder dividends declared	112,593	85,071
Estimated cash out flow upon surrendered of investment contract with DPF	61,178	58,669
Estimated cash out flow upon surrendered of investment contract without DPF	204,037	194,290
Liquidity risk [member] | Not later than one year [member]
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 77,512	74,932
Quoted prices in active markets level 1 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	35.11%
Significant observable inputs level 2 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	44.98%
Significant unobservable inputs level 3 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	19.91%
Unconsolidated structured entities that the Group has sponsored but does not have interest in [member]
Disclosure of risk management [line items]
Unconsolidated structured entities, size	¥ 600,223	400,419
Management service fee from unconsolidated structured entities	¥ 1,749	¥ 1,338